SCHEDULE II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
SCHEDULE II - Condensed Financial Information of Registrant
FIDELIS INSURANCE HOLDINGS LIMITED
SCHEDULE II - Condensed Financial Information of Registrant
Balance Sheets - Parent company only
At December 31, 2024 and 2023
(Expressed in millions of U.S. dollars, except for share and per share amounts)

	December 31, 2024	December 31, 2023
Assets
Investments in subsidiaries	$2,809.4	$2,812.0
Cash and cash equivalents	54.8	104.7
Amounts due from affiliates	81.4	21.2
Amounts due from The Fidelis Partnership	—	0.2
Other assets	31.9	42.1
Total assets	$2,977.5	$2,980.2
Liabilities
Amounts due to affiliates	7.6	11.2
Long term debt	448.9	448.2
Preference securities ($0.01 par, redemption price and liquidation preference $10,000)	58.4	58.4
Other liabilities	14.2	12.6
Total liabilities	529.1	530.4
Shareholders' equity
Common shares ($0.01 par, issued and outstanding: 111,730,209, 2023: 117,914,754)	1.2	1.2
Common shares held in treasury, at cost (shares held: 6,570,003, 2023: nil)	(105.5)	—
Additional paid-in capital	2,044.6	2,039.0
Accumulated other comprehensive income/(loss)	4.5	(27.0)
Retained earnings	503.6	436.6
Total shareholders' equity	2,448.4	2,449.8
Total liabilities and shareholders' equity	$2,977.5	$2,980.2

See the Report of Independent Registered Public Accounting Firm
FIDELIS INSURANCE HOLDINGS LIMITED
SCHEDULE II - Condensed Financial Information of Registrant
Statements of Income and Comprehensive Income - Parent company only
For the years ended December 31, 2024, 2023 and 2022
(Expressed in millions of U.S. dollars)

	2024	2023	2022
Revenues
Net investment income	$3.7	$4.9	$0.4
Dividend from subsidiaries	200.0	110.0	220.9
Other income	9.0	8.3	—
Total revenues before net gain on distribution of The Fidelis Partnership	212.7	123.2	221.3
Net gain on distribution of The Fidelis Partnership	—	1,670.8	—
Total revenues	212.7	1,794.0	221.3

Expenses
General and administrative expenses	44.4	38.5	47.2
Financing costs	30.5	30.5	30.3
Net foreign exchange losses/(gains)	—	3.7	(0.3)
Total expenses	74.9	72.7	77.2

Income before income taxes	137.8	1,721.3	144.1
Income tax benefit	10.0	14.1	14.2
Net income before equity in net income of subsidiaries	147.8	1,735.4	158.3
Equity in net income/(loss) of subsidiaries	(34.5)	397.1	(105.7)
Net income available to common shareholders	113.3	2,132.5	52.6

Other comprehensive income/(loss)
Unrealized gains/(losses) on available-for-sale investments	9.6	81.7	(99.0)
Reclassification of net realized losses recognized in net income	24.7	0.7	2.5
Income tax (expense)/benefit, all of which relates to unrealized gains/(losses) on available-for-sale investments	(2.8)	(9.7)	8.1
Currency translation adjustments	—	—	(1.1)
Total other comprehensive income/(loss)	31.5	72.7	(89.5)
Comprehensive income/(loss) attributable to common shareholders	$144.8	$2,205.2	$(36.9)

See the Report of Independent Registered Public Accounting Firm
FIDELIS INSURANCE HOLDINGS LIMITED
SCHEDULE II - Condensed Financial Information of Registrant
Statements of Cash Flows - Parent company only
For the years ended December 31, 2024, 2023 and 2022
(Expressed in millions of U.S. dollars)

	2024	2023	2022
Operating activities
Net income	$113.3	$2,132.5	$52.6
Adjustments to reconcile net income after tax to net cash provided by operating activities:
Revaluation of The Fidelis Partnership	—	(1,707.1)	—
Equity in net (income)/loss of subsidiaries	34.5	(397.1)	105.7
Share based compensation expense	7.8	27.6	10.8
Deferred tax (benefit)/expense	9.6	2.6	(14.2)
Changes in assets and liabilities:
Amounts due from The Fidelis Partnership	0.2	(0.2)	—
Amounts due to/from subsidiaries	(63.8)	(5.4)	(14.9)
Other assets	0.6	3.0	(4.2)
Other liabilities	1.8	12.6	(4.6)
Net cash provided by operating activities	104.0	68.5	131.2
Investing activities
Contributed capital to subsidiaries	—	(90.0)	—
Net cash used in investing activities	—	(90.0)	—
Financing activities
Dividends on common shares	(46.2)	—	(0.5)
Repurchase of common shares	(105.5)	—	—
Tax paid on withholding shares	(2.2)	(50.6)	—
Proceeds from issuance of common shares, net of issuance costs	—	89.4	—
Non-controlling interest share transactions	—	(6.1)	(18.2)
Cumulative dividends on warrants	—	(34.1)	—
Net cash used in financing activities	(153.9)	(1.4)	(18.7)

Net increase/(decrease) in cash, restricted cash, and cash equivalents	(49.9)	(22.9)	112.5
Cash and cash equivalents at beginning of year	104.7	127.6	15.1
Cash and cash equivalents at end of year	$54.8	$104.7	$127.6

See the Report of Independent Registered Public Accounting Firm